UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30 2006

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Springhouse Capital Management, LP
Address: 535 Madison Ave

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Gaines
Title:
Phone:     212 319-2570

Signature, Place, and Date of Signing:

     Brian Gaines     New York, NY     November 13, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $293,297 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109     5608   100000 SH       SOLE                   100000        0        0
ARK RESTAURANTS CORP           COM              040712101     3305   124799 SH       SOLE                   124799        0        0
BLUE COAT SYSTEMS INC          COM NEW          09534T508     2119   117658 SH       SOLE                   117658        0        0
CELEBRATE EXPRESS INC          COM              15100A104      813    63782 SH       SOLE                    63782        0        0
CHIPMOS TECH BERMUDA LTD       SHS              G2110R106    27699  4639587 SH       SOLE                  4639587        0        0
COMSTOCK HOMEBUILDING COS IN   CL A             205684103     5615  1039816 SH       SOLE                  1039816        0        0
DELL INC                       CALL             24702R901    15412   674800 SH  CALL SOLE                        0        0   674800
DOMINION HOMES INC             COM              257386102      191    31522 SH       SOLE                    31522        0        0
ECC CAPITAL CORP               COM              26826M108      259   254200 SH       SOLE                   254200        0        0
EDUCATE INC                    COM              28138P100     5227   654252 SH       SOLE                   654252        0        0
FINISH LINE INC                CL A             317923100     3206   254042 SH       SOLE                   254042        0        0
FIRST BANCORP P R              COM              318672102      731    66100 SH       SOLE                    66100        0        0
GREENFIELD ONLINE INC          COM              395150105    13184  1268901 SH       SOLE                  1268901        0        0
INVESTOOLS INC                 COM              46145P103    43744  4115102 SH       SOLE                  4115102        0        0
LEAR CORP                      COM              521865105     8504   410800 SH       SOLE                   410800        0        0
LEVITT CORP                    CL A             52742P108     9158   778700 SH       SOLE                   778700        0        0
MICROSOFT CORP                 CALL             594918904    38728  1416000 SH  CALL SOLE                        0        0  1416000
NETFLIX COM INC                COM              64110L106    11672   512390 SH       SOLE                   512390        0        0
PHOTOMEDEX INC                 COM              719358103      873   535452 SH       SOLE                   535452        0        0
PLANETOUT INC                  COM              727058109     5457  1186273 SH       SOLE                  1186273        0        0
SAFENET INC                    COM              78645R107     2602   143022 SH       SOLE                   143022        0        0
SIRVA INC                      COM              82967Y104     3150  1184100 SH       SOLE                  1184100        0        0
TARRAGON CORP                  COM              876287103     3502   336438 SH       SOLE                   336438        0        0
TRX INC                        COM              898452107     2694   532375 SH       SOLE                   532375        0        0
TUESDAY MORNING CORP           COM NEW          899035505     1110    80000 SH       SOLE                    80000        0        0
WAL MART STORES INC            CALL             931142903     4932   100000 SH  CALL SOLE                        0        0   100000
WAL MART STORES INC            CALL             931142903    11931   241900 SH  CALL SOLE                        0        0   241900
WAL MART STORES INC            COM              931142103    16769   340000 SH       SOLE                   340000        0        0
WAL MART STORES INC            CALL             931142903    41177   834900 SH  CALL SOLE                        0        0   834900
WESTAFF INC                    COM              957070105      348    85000 SH       SOLE                    85000        0        0
ZIPREALTY INC                  COM              98974V107     3577   485966 SH       SOLE                   485966        0        0